Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Profit/(loss) for the year	€ 4,259	€ 1,645	€ (2,516)
Adjustments, total	(446)	1,713	5,267
Change in net working capital
(Increase)/decrease in receivables	(451)	239	(418)
(Increase)/decrease in inventories	(991)	(48)	553
Decrease in non-interest-bearing liabilities	(401)	(459)	(845)
Cash flows from operations	1,970	3,090	2,041
Interest received	65	41	33
Interest paid	(180)	(192)	(35)
Income taxes paid, net	(381)	(314)	(280)
Net cash flows from operating activities	1,474	2,625	1,759
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets	(601)	(560)	(479)
Proceeds from sale of property, plant and equipment and intangible assets	33	103	13
Acquisition of businesses, net of cash acquired	(20)	(33)	(104)
Purchase of interest-bearing financial investments	(3,595)	(1,845)	(1,154)
Proceeds from maturities and sale of interest-bearing financial investments	2,397	398	123
Purchase of other non-current financial investments	(115)	(77)	(59)
Proceeds from sale of other non-current financial investments	49	277	122
Foreign exchange hedging of cash and cash equivalents	(38)	(77)	79
Other	10	19	21
Net cash flows used in investing activities	(1,880)	(1,795)	(1,438)
Cash flow from financing activities
Acquisition of treasury shares	(300)
Proceeds from long-term borrowings	8	17	1,595
Repayment of long-term borrowings	(2)	(927)	(246)
Proceeds from/(repayment of) short-term borrowings	27	(67)	(83)
Payment of principal portion of lease liabilities	(217)	(226)	(234)
Dividends paid and other contributions to shareholders	(353)	(9)	(149)
Net cash flows (used in)/from financing activities	(837)	(1,212)	883
Translation differences	19	133	(174)
Net (decrease)/increase in cash and cash equivalents	(1,224)	(249)	1,030
Cash and cash equivalents at 1 January	6,691	6,940	5,910
Cash and cash equivalents at 31 December	€ 5,467	€ 6,691	€ 6,940